Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 and 2016:

Description	Balances as of December 31, 2017	Quoted prices in active markets for (Level 1)	Significant other (Level 2)	Balances as of December 31, 2016	Quoted prices in active markets for (Level 1)	Significant other (Level 2)
Assets
Derivatives
Foreign currency forward contract	—	—	—	408	—	408
Liabilities
Derivatives
Foreign currency forward contract	(359)	—	(359)	—	—	—

Total financial assets	(359)	—	(359)	408	—	408